financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Weighted average age of receivables	26 days	26 days
Weighted average age of past-due receivables	60 days	61 days
Receivable account balances	CAD 1,178	CAD 1,163
Written off amounts charged to allowance for doubtful accounts still subject to enforcement	298	231
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	54	52
Additions (doubtful accounts expense)	54	58
Accounts written off, net of recoveries	(66)	(65)
Other	1	9
Balance, end of period	43	54
Less than 30 days past billing date
Credit risk
Receivable account balances	904	897
30-60 days past billing date
Credit risk
Receivable account balances	177	176
61-90 days past billing date
Credit risk
Receivable account balances	52	35
More than 90 days past billing date
Credit risk
Receivable account balances	45	55
Cost/Gross amount
Credit risk
Receivable account balances	1,221	1,217
Cost/Gross amount | Less than 30 days past billing date
Credit risk
Receivable account balances	909	908
Cost/Gross amount | 30-60 days past billing date
Credit risk
Receivable account balances	185	185
Cost/Gross amount | 61-90 days past billing date
Credit risk
Receivable account balances	60	44
Cost/Gross amount | More than 90 days past billing date
Credit risk
Receivable account balances	67	80
Allowance for doubtful accounts
Credit risk
Receivable account balances	(43)	(54)
Allowance for doubtful accounts | Less than 30 days past billing date
Credit risk
Receivable account balances	(5)	(11)
Allowance for doubtful accounts | 30-60 days past billing date
Credit risk
Receivable account balances	(8)	(9)
Allowance for doubtful accounts | 61-90 days past billing date
Credit risk
Receivable account balances	(8)	(9)
Allowance for doubtful accounts | More than 90 days past billing date
Credit risk
Receivable account balances	CAD (22)	CAD (25)